NOTES PAYABLE (Details Narrative) - USD ($)																		1 Months Ended					3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 06, 2026	Jul. 01, 2026	May 29, 2026	May 15, 2026	May 14, 2026	Apr. 30, 2026	Apr. 13, 2026	Nov. 21, 2025	Oct. 22, 2025	Oct. 08, 2025	Jul. 31, 2025	Jul. 10, 2025	Jul. 07, 2025	Jun. 18, 2025	Jun. 06, 2025	May 30, 2025	May 10, 2025	Jan. 31, 2026	Dec. 31, 2025	Nov. 21, 2025	Jul. 31, 2025	Jul. 16, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 12, 2026	May 06, 2026	Jan. 26, 2026	Feb. 28, 2025
Short-Term Debt [Line Items]
Amortization Payment																										$ 14,681
Debt closing costs																										88,084
Note payable gross																			$ 112,580,000									$ 112,580,000	$ 112,580,000	$ 112,580,000
Debt discount																			2,099,347									2,099,347	2,099,347	2,275,516
Accrued interest																			29,030,990				$ 40,183,110			40,183,110		29,030,990	29,030,990
Notes payable																			121,915,613				124,245,105			124,245,105		121,915,613	121,915,613	110,304,484
Fair value note payable																			$ 9,982,682				10,597,339			10,597,339		$ 9,982,682	$ 9,982,682	0
Conversion price					$ 0.451														$ 10									$ 10	$ 10
Debt Conversion share					2,033,621
Debt conversion description																													The provisions of the notes, call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. As a result, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.
Unrealized loss on derivative asset																									$ (16,058,628)		$ (16,058,628)		$ (16,156,071)
Converted promissory note					$ 917,163
Related party payable current.																			$ 16,701,982									$ 16,701,982	$ 16,701,982	$ 38,932,248		$ 16,701,982
Common Stock, Par or Stated Value Per Share																			$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Repayments of notes payable																													$ 37,740
Cumulative interest expense																										$ 84,309,689			78,787,171	67,066,342
Incurred direct costs and closing fees																													3,523,380
Debt closing costs																			$ 176,169									$ 176,169	176,169	176,169
Fair Value Adjustment of Warrants																							$ 1,747,324		(206,166,000)	$ 6,311,824	(206,166,000)		(209,916,200)
Accrued interest								$ 140,000																					29,030,990	10,812,055
Convertible Notes Payable																																		$ 100,000,000
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value																													235,044,278
Share Based Compensation Award Tranche [Member]
Short-Term Debt [Line Items]
Face amount																			56,290,000									56,290,000	56,290,000
Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Face amount																			45,032,000									45,032,000	45,032,000
Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Face amount																			$ 11,258,000									$ 11,258,000	11,258,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Common Stock, Par or Stated Value Per Share																																	$ 0.0001
Encore Debt [Member]
Short-Term Debt [Line Items]
Debt Conversion share					39,067,007
Converted promissory note					$ 17,619,220
XCF [Member]
Short-Term Debt [Line Items]
Share assign during period								240,000		480,000										720,000
XCF and Helena [Member]
Short-Term Debt [Line Items]
Proceeds from other debt											$ 2,249,381										$ 2,249,381
Unrealized loss on derivative asset																													$ 16,156,071
Helena [Member]
Short-Term Debt [Line Items]
Number of shares sold														783,501
Cash proceeds from issue of share														$ 2,400,000
Common Class A [Member]
Short-Term Debt [Line Items]
Issuance of shares								$ 102,233		$ 68,214
Issuance of Common Stock																																37,033,386
Common Stock, Par or Stated Value Per Share																			$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Share assign during period	330,859
Common Stock, Par or Stated Value Per Share																															$ 0.0001
Minimum [Member]
Short-Term Debt [Line Items]
Interest rate																			8.00%									8.00%	8.00%
Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Accrued interest																							$ 833,915			$ 833,915
Notes payable																							$ 1,648,353			$ 1,648,353
Several Promissory Note Agreements [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate																							8.00%			8.00%
Debt Conversion Agreement [Member]
Short-Term Debt [Line Items]
Conversion price					$ 0.451
Debt conversion amount					$ 917,618
Debt Conversion share					2,033,621
Cohen And Company Securities LLC [Member]
Short-Term Debt [Line Items]
Face amount																			$ 5,220,666									$ 5,220,666	$ 5,220,666
Interest rate													10.00%
Amortization Payment													$ 343,750
Gain on notes payable fair value																							$ 80,569		0	$ (176,235)	0
Fair value note payable																							5,125,000			5,125,000
Converted promissory note													$ 5,500,000
Gain fair value adjustments																													279,334	$ 0
Converted interest percentage													10.00%
Cohen And Company Securities LLC [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Fair value													$ 4,796,223
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Notes payable																																		$ 1,964,282
[custom:AssumptionOfInterestPayable]																													769,452
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value															$ 6,480,632														6,480,632
Acquisitions and issuance on liabilities fair value															5,042,024				1,438,609									1,438,609	1,438,609
GNCU Loan [Member]
Short-Term Debt [Line Items]
Face amount																			$ 56,290,000									$ 56,290,000	$ 56,290,000
Bear interest, percentage																			2.00%									2.00%	2.00%	7.00%
Direct costs and closing fees																			$ 3,523,380									$ 3,523,380	$ 3,523,380
Amortization Payment																										14,681
Debt closing costs																										44,042	44,042
Note payable gross																			112,580,000				112,580,000			112,580,000		112,580,000	112,580,000
Debt discount																			2,099,347				2,011,263			2,011,263		2,099,347	2,099,347
Accrued interest																			20,266,902				25,068,908			25,068,908		20,266,902	20,266,902
Interest expense																							$ 2,414,372		2,978,679	$ 4,802,006	5,943,286		11,720,829	$ 8,550,804
Unpaid accrued interest																			20,271,633									20,271,633	20,271,633
GNCU Loan [Member] | Note 1 [Member]
Short-Term Debt [Line Items]
Face amount																			$ 45,032,000									$ 45,032,000	$ 45,032,000
Bear interest, percentage																			2.00%									2.00%	2.00%
Interest rate																			9.25%				8.75%			8.75%		9.25%	9.25%
GNCU Loan [Member] | Note 2 [Member]
Short-Term Debt [Line Items]
Face amount																			$ 11,258,000									$ 11,258,000	$ 11,258,000
Bear interest, percentage																														7.00%
Interest rate																			14.25%				13.75%			13.75%		14.25%	14.25%
Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Interest expense																							$ 27,531		60,070	$ 833,915	196,592		$ 309,746	$ 0
Gain on notes payable fair value																							16,802		(5,000)	(64,009)	50,000
Fair value note payable																			$ 589,865				$ 542,657			$ 542,657		$ 589,865	589,865
Fair Value Adjustment of Warrants																													$ 89,865	0
Several Promissory Note Agreements [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate																							12.00%			12.00%
Debt Instrument, Interest Rate, Effective Percentage																			12.00%									12.00%	12.00%
Narrow Road Capital Ltd [Member]
Short-Term Debt [Line Items]
Face amount																	$ 700,000
Accrued interest																							$ 140,000			$ 140,000
Gain on notes payable fair value																							95,180		(22,000)	130,821	(22,000)
Fair value note payable																			$ 1,251,229				1,382,050			1,382,050		$ 1,251,229	$ 1,251,229
Interest amount																	$ 140,000
Debt conversion description																	(i) September 30, 2025, or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations.
Accrued interest paid								140,000
Fair Value Adjustment of Warrants																													551,229	0
Net proceeds from convertible debt																	$ 140,000
Narrow Road Capital Ltd [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Issuance of shares							$ 802,629	102,233		$ 68,214
Gregory Segars Cribb [Member]
Short-Term Debt [Line Items]
Face amount																	250,000
Interest expense																													152,181	$ 0
Gain on notes payable fair value																							84,538		(6,000)	50,034	(6,000)
Fair value note payable																			402,181				452,215			452,215		402,181	402,181
Interest amount																	$ 50,000
Debt conversion description																	(i), or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations.
Net proceeds from convertible debt																	$ 50,000
New XCFXC FR and all Soule [Member]
Short-Term Debt [Line Items]
Proceeds from other debt												$ 2,249,381
Unrealized loss on derivative asset																													16,156,071
Derivative assets																			0									0	0
Notes payable								6,480,632							1,200,000				2,400,000	$ 6,480,632			2,400,000			2,400,000		2,400,000	2,400,000
Debt discount																										400,000			400,000
New XCFXC FR and all Soule [Member] | XCF and Helena [Member]
Short-Term Debt [Line Items]
Unrealized loss on derivative asset																													97,443
Gain loss related to litigation settlement																													1,316,827
New XCFXC FR and all Soule [Member] | Helena [Member]
Short-Term Debt [Line Items]
Face amount																$ 2,000,000
Interest amount																$ 400,000
Debt instrument description																(i) the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Soule agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena.
Conversion shares																2,840,000
Proceeds from other debt																						$ 2,249,381
Unrealized loss on derivative asset																								$ 97,443					16,156,071
Gain loss related to litigation settlement																								1,316,827
Derivative assets																			0				0			0		0	0
Convertible Notes Payable																$ 400,000
Polar Note [Member]
Short-Term Debt [Line Items]
Gain on notes payable fair value																							365,345		4,875,980	407,027	4,875,980	5,042,024
Fair value note payable																							1,845,636			1,845,636
Notes payable								$ 6,480,632							1,200,000					$ 6,480,632
Acquisitions and issuance on liabilities fair value															$ 6,480,632
Polar Note [Member] | XCF [Member]
Short-Term Debt [Line Items]
Share assign during period								240,000		480,000										720,000
Skyfall Capital Ltd [Member]
Short-Term Debt [Line Items]
Face amount									$ 560,000
Interest rate									12.00%
Debt discount									$ 60,000
Gain on notes payable fair value																							(44,319)		0	(3,718)	0
Fair value note payable																			540,066				113,870			113,870		540,066	540,066
Proceeds from other debt									500,000
Proceeds from other debt									500,000
Fair Value Adjustment of Warrants																													1,064
Skyfall Capital Ltd [Member] | ELOC Stock Sales Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from sale of shares																		$ 423,812	18,870
YBR Advisors Inc [Member]
Short-Term Debt [Line Items]
Face amount									$ 560,000
Interest rate									12.00%
Debt discount									$ 60,000
Gain on notes payable fair value																							(44,319)		$ 0	(3,718)	$ 0
Fair value note payable																			540,066				113,870			$ 113,870		$ 540,066	540,066
Proceeds from other debt									500,000
Proceeds from other debt									$ 500,000
Fair Value Adjustment of Warrants																													$ 1,064
YBR Advisors Inc [Member] | ELOC Stock Sales Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from sale of shares																		$ 423,812	$ 18,870
Advario Texas Note [Member]
Short-Term Debt [Line Items]
Face amount						$ 1,200,000
Interest rate									3.00%
Interest expense																							$ 13,154
Fair value note payable																								$ 109,013
Repayments of notes payable			$ 50,000			$ 25,000
Monthly installments amount				$ 50,000
Advario Texas Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayments of notes payable		$ 25,000
Note 1 USD A Guaranteed [Member]
Short-Term Debt [Line Items]
Interest rate																			9.25%									9.25%	9.25%	10.00%
Note 2 USD A Guaranteed [Member]
Short-Term Debt [Line Items]
Interest rate																			14.25%									14.25%	14.25%	15.00%